Commitments & Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments & Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 18 — COMMITMENTS & CONTINGENCIES

As of June 30, 2025 and December 31, 2024, the Company was not a party to any legal or administrative proceedings. As of June 30, 2025, the Company had commitment as described in Notes 10 and 11 to the financial statements.

The Company is also committed to honor its obligations pursuant to the convertible note agreements as described in Note 10

NOTE 19 — COMMITMENTS & CONTINGENCIES

As of December 31, 2024 and 2023, the Company was not a party to any legal or administrative proceedings. As of December 31, 2024, the Company had commitment as described in Notes 10 and 11 to the financial statements.

The Company is also committed to honor its obligations pursuant to the convertible note agreements as described in Note 10